CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of SCHMID	Subscribed capital	Capital reserves	Accumulated loss	Accumulated other comprehensive income (loss)	Non-controlling interest	Total
Beginning balance at Dec. 31, 2022	€ (60,996)	€ 23,004	€ 47,475	€ (131,235)	€ (239)	€ 6,681	€ (54,315)
Income (loss) for the period	36,868			36,868		1,086	37,954
Other comprehensive income (loss)	(1,199)				(1,199)	(409)	(1,607)
Total comprehensive income (loss)	35,669			36,868	(1,199)	677	36,346
Transactions with shareholder	128		128				128
Ending balance at Dec. 31, 2023	(25,198)	23,004	47,603	(94,367)	(1,438)	7,358	(17,841)
Income (loss) for the period	(84,111)			(84,111)		7	(84,104)
Other comprehensive income (loss)	300				300	58	358
Total comprehensive income (loss)	(83,811)			(84,111)	300	65	(83,746)
Minority interest reduction - SCHMID Technology (Guangdong) Co., Ltd. (STG)						(6,755)	(6,755)
Reorganization - Share based payment transaction	48,198	(22,573)	67,146	3,625			48,198
Transactions with shareholder	(301)		(301)				(301)
Ending balance at Dec. 31, 2024	(61,113)	431	114,448	(174,853)	(1,138)	668	(60,444)
Income (loss) for the period	(71,042)			(71,042)		(58)	(71,100)
Other comprehensive income (loss)	(1,121)				(1,121)	(31)	(1,152)
Total comprehensive income (loss)	(72,163)			(71,042)	(1,121)	(90)	(72,252)
Transactions with shareholder	532		532				532
Ending balance at Dec. 31, 2025	€ (132,744)	€ 431	€ 114,980	€ (245,896)	€ (2,259)	€ 579	€ (132,165)